First Trust S and P REIT Index Fund Investment Strategy - First Trust S and P REIT Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises. In addition, the Index Provider may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters. The Index seeks to measure the performance of publicly-traded real estate investment trusts ("REITs") domiciled in the United States that meet certain eligibility requirements. Generally, REITs are companies that own and most often actively manage income-generating commercial real estate. Some REITs make or invest in loans and other obligations that are secured by real estate collateral. REITs receive special tax considerations and can be a liquid method of investing in real estate. The S&P Global Property Index, which is a market capitalization-weighted index that contains property companies engaged in real estate ownership, development and/or management that trade in developed and emerging countries, serves as the initial universe for the Index. According to the Index Provider, the constituents of the S&P Global Property Index are drawn from the S&P Global Broad Market Index, which is an index that measures global stock market performance and excludes securities issued by companies with a float-adjusted market capitalization of less than $100 million. According to the Index Provider, the Index does not include timber REITs, mortgage REITs, tower REITs or mortgage-backed REITs. Securities selected for inclusion in the Index are weighted pursuant to a float-adjusted market capitalization weighted methodology. The Index Provider may make changes to the Index’s methodology or constituents on an as-needed basis. The Fund may contain securities issued by small, mid and large capitalization companies. The Index is rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 131 securities and the Fund had significant investments in real estate companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 131 securities and the Fund had significant investments in real estate companies, although this may change from time to time.